UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-09749

LIFETIME ACHIEVEMENT FUND, INC.
(Exact Name of Registrant as Specified in Charter)

15858 West Dodge Road, Suite 310, Omaha, Nebraska  68118
 (Address of Principal Executive Offices)  (Zip Code)

(402) 330-1166
(Registrant's Telephone Number, Including Area Code)

Manarin Investment Counsel, Ltd.
15858 West Dodge Road, Suite 310
Omaha, Nebraska 68118
(Name and Address of Agent for Service)

Copies to:

JoAnn M. Strasser
Thompson Hine LLP.
312 Walnut Street, 14th floor
Cincinnati, Ohio 45202

Date of fiscal year end: December 31

Date of reporting period: July 1, 2010 – June 30, 2011

Item 1.  Proxy Voting Record.

Level 3 Communications, Inc.

	Exchange Ticker Symbol:	LVLT	CUSIP:	52729N100

	Shareholder Meeting Date:	5/19/2011		Annual Meeting

Proposed by
	Proposal	Issuer	Security Holder	Voted	LFTAX Voted	Management Recommended
1.01	Elect Director Walter Scott, Jr.	X		YES	FOR	FOR
1.02	Elect Director James Q. Crowe	X		YES	FOR	FOR
1.03	Elect Director R. Douglas Bradbury	X		YES	FOR	FOR
1.04	Elect Director Douglas C. Eby	X		YES	FOR	FOR
1.05	Elect Director James O. Ellis, Jr.	X		YES	FOR	FOR
1.06	Elect Director Richard R. Jaros	X		YES	FOR	FOR
1.07	Elect Director Robert E. Julian	X		YES	FOR	FOR
1.08	Elect Director Michael J. Mahoney	X		YES	FOR	FOR
1.09	Elect Director Rahul N. Merchant	X		YES	FOR	FOR
1.1	Elect Director Charles C. Miller, III	X		YES	FOR	FOR
1.11	Elect Director Arun Netravali	X		YES	FOR	FOR
1.12	Elect Director John T. Reed	X		YES	FOR	FOR
1.13	Elect Director Michael B. Yanney	X		YES	FOR	FOR
1.14	Elect Director Albert C. Yates	X		YES	FOR	FOR
2	To approve the granting to the Level 3 board of directors of discretionary authority to amend our restated certificate of incorporation to effect a reverse stock split at one of four ratios.	X		YES	FOR	FOR
3
To approve the amendment of the Level 3 Communications, Inc. stock plan to increase the number of shares of our common stock par value $.01 per share, that are reserved for issuance under the plan by 100 million.
		X		YES	FOR	FOR
4	To approve, on an advisory basis, the executive compensation program for our named executive officers.	X		YES	FOR	FOR
5	To approve a proposal of the frequency in which our stockholders will conduct an advisory vote on the executive compensation program for our named executive officers.	X		YES	FOR	FOR
6	To authorize the transaction of such other business as may properly come before the annual meeting or any adjournments or postponements thereof	X		YES	FOR	FOR

Level 3 Communications, Inc.

	Exchange Ticker Symbol:	LVLT	CUSIP:	52729N100

	Shareholder Meeting Date:	8/4/2011		Special Meeting

Proposed by
	Proposal	Issuer	Security Holder	Voted	LFTAX Voted	Management Recommended
1
To approve the issuance of shares of Level 3 Communications, Inc. ("Level 3") common stock, par value $.01 per share, to Global Crossing  Limited shareholders pursuant to the amalgamation as contemplated by the  agreement and plan of amalgamation, dated as of April 10, 2011 by and  among Global Crossing Limited, Level 3 and Apollo Amalgamation Sub, Ltd
		X		YES	FOR	FOR
2
To approve the adoption of an amendment to Level 3's restated certificate of incorporation increasing to 4.41 billion the number of authorized shares of Level 3's common stock, par value $.01 per share.
		X		YES	FOR	FOR
3
To approve a proposal to adjourn the special meeting of stockholders, if necessary, to solicit additional proxies if there are not sufficient votes at  the time of the special meeting to approve the forgoing proposals.
		X		YES	FOR	FOR

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lifetime Achievement Fund, Inc.

 /s/ Roland R. Manarin
By:  Roland R. Manarin, President
Principal Executive Officer
Date:  August 18, 2011